Financial Risk Management - Balance of Loans and Advances and Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Loans and advances, and Deposits [abstract]
Loans and advances	¥ 125,190,819	¥ 121,716,465
Deposits	¥ 190,022,742	¥ 182,097,319